TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Transamerica International Growth

Effective August 20, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica International Growth under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: TDAM USA Inc.
Portfolio Managers:
Michael E. Brown, CFA	Portfolio Manager	since 2021
Alfred Li, CFA	Portfolio Manager	since 2018
Jeff Tifenbach, CFA	Portfolio Manager	since 2018

Effective August 20, 2021, the following replaces the information in the Prospectuses for the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading “Transamerica International Growth”:

Name	Sub-Adviser	Positions Over Past Five Years

Michael E. Brown, CFA	TDAM USA Inc.	Portfolio Manager of the fund since 2021; employee of TDAM USA Inc. since 2010; Vice President & Director & Co-Lead, International Equity; Vice President, Fundamental Equities, Global Financials Sector Analyst

Alfred Li, CFA	TDAM USA Inc.	Portfolio Manager of the fund since 2018; employee of TDAM USA Inc. since 2006; Vice President & Director & Co-Lead, International Equity

Jeff Tifenbach, CFA	TDAM USA Inc.	Portfolio Manager of the fund since 2018; employee of TDAM USA Inc. since 2005; Managing Director

Effective August 20, 2021, the following replaces the information in the Statements of Additional Information under the section in Appendix B entitled “Portfolio Managers –TDAM USA Inc. (“TDAM USA”)”:

Transamerica International Growth

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael E. Brown, CFA*	0	$0	2	$483.5 million	0	$0
Alfred Li, CFA	0	$0	2	$242 million	0	$0
Jeff Tifenbach, CFA	0	$0	2	$663 million	11	$5.6 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael E. Brown, CFA*	0	$0	0	$0	0	$0
Alfred Li, CFA	0	$0	0	$0	0	$0
Jeff Tifenbach, CFA	0	$0	0	$0	0	$0

*	As of August 1, 2021

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Investors Should Retain this Supplement for Future Reference

July 21, 2021